Organization and Business Operations (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 02, 2021	Mar. 02, 2021	Feb. 28, 2023	Aug. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)	$ 10	$ 10			$ 1.5
Underwriting fee	$ 6,405,000				$ 6,405,000		$ 6,405,000
Deferred underwriting fee					12,075,000		12,075,000
Other offering costs					695,922		695,922
Total transaction cost					575,278		575,278
Net proceeds of the sale of the units		$ 345,000,000
Net tangible assets					$ 5,000,001		$ 5,000,001
Redeem public shares, percentage					100.00%		100.00%
Public per share (in Dollars per share)					$ 10		$ 10
Trust account per share (in Dollars per share)					$ 10		$ 10
Cash outside the trust account					$ 47,541		$ 72,923
Federal excise tax				1.00%
Excise tax percentage							1.00%
Proceeds from Issuance Initial Public Offering								$ 338,595,000
Trust Account Maturity Term		185 days
Interest income					$ 2,817,216	$ 109,863	$ 4,821,632	$ 105,681
Ordinary shares (in Shares)			35,373,848
Ordinary shares percentage			82.02%		20.00%		20.00%
Shares issued (in Shares)			43,125,000
Shares outstanding (in Shares)			43,125,000
Aggregate ordinary shares					23,256,504
Redemption price per share (in Dollars per share)					$ 10.21
Issued and outstanding interest percentage					67.41%
Redemption amount					$ 237,372,952
Trust account					$ 114,759,374
Issued and outstanding ordinary shares					11,243,496
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Transaction costs					$ 19,175,922		$ 19,175,922
Business combination fair market value equal percentage					80.00%		80.00%
Percentage of outstanding voting securities					50.00%		50.00%
Trust account price per share (in Dollars per share)					$ 10		$ 10
Class A Ordinary Shares
Organization and Business Operations (Details) [Line Items]
Ordinary shares (in Shares)			26,773,848		34,500,000
Aggregate ordinary shares							23,256,504
Redemption price per share (in Dollars per share)							$ 10.21
Issued and outstanding interest percentage							67.41%
Redemption amount							$ 237,372,952
Trust account							$ 114,759,374
Class B Ordinary Shares
Organization and Business Operations (Details) [Line Items]
Ordinary shares (in Shares)			8,600,000		8,625,000
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)	$ 10	$ 10
Generating gross proceeds	$ 345,000,000
Net proceeds of the sale of the units	$ 345,000,000
Proceeds from Issuance Initial Public Offering		$ 345,000,000
IPO [Member] | Class A Ordinary Shares
Organization and Business Operations (Details) [Line Items]
Consummated share units (in Shares)	34,500,000	34,500,000
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Consummated share units (in Shares)					6,266,667		6,266,667
Price per unit (in Dollars per share)							$ 1.5